Trade and Other Receivables and Assets (Schedule of Trade and Other Receivables and Assets) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Trade and Other receivables:
Government authorities	€ 3,752		€ 1,602
Income receivable	1,062		3,794
Interest receivable	125		3
Advance tax payment	566		76
Trade receivable	420		598
Inventory	1,201		640
Intangible asset from green certificates	585		0
Derivatives	273		639
Prepaid expenses and other	2,033		2,135
Current Maturities of loans given to an equity accounted investee	2,665		0
Total Current Assets and other receivables	12,682	$ 13,525	9,487
Long term receivables
Prepaid expenses associated with long term loans	8,417		4,787
Annual rent deposits	290		33
Loans to others	546		568
Other	17		0
Total Non current Assets and Long term receivables	€ 9,270		€ 5,388